46. Risk management (Details 6) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Currency Risk Euro [Member]
Assets:
Cash/Applications/Debt Instruments	R$ 1,870	R$ 224	R$ 0
Loans and advances to customers	3,187	1,920	155
Investments in Foreign Subsidiaries and Dependence	215	3,557	3,390
Derivatives	10,451	13,053	18,163
Others		574	1,974
Total	15,723	19,328	23,682
Liabilities:
Funding in foreign currency	384	925	462
Derivatives	14,449	20,184	24,809
Others	219	60	0
Total	15,052	21,169	25,271
Currency Risk Others [Member]
Assets:
Cash/Applications/Debt Instruments	569	1	0
Loans and advances to customers	1,140	0	0
Investments in Foreign Subsidiaries and Dependence		0	0
Derivatives	2,795	9,712	2,490
Others		0	42
Total	4,504	9,713	2,532
Liabilities:
Funding in foreign currency		49	145
Derivatives	2,854	8,515	2,391
Others	437	1,009	0
Total	3,291	9,573	2,536
Currency Risk Total [Member]
Assets:
Cash/Applications/Debt Instruments	45,299	12,631	348,797
Loans and advances to customers	10,130	6,696	4,660
Investments in Foreign Subsidiaries and Dependence	58,129	53,750	48,735
Derivatives	138,741	173,303	251,893
Others	25,866	11,095	25,635
Total	278,164	257,475	679,720
Liabilities:
Funding in foreign currency	61,557	60,390	391,025
Derivatives	165,214	197,835	289,596
Others	40,629	1,069	1,007
Total	267,400	259,294	681,628
Currency Risk Dollar [Member]
Assets:
Cash/Applications/Debt Instruments	42,860	12,406	348,797
Loans and advances to customers	5,803	4,776	4,505
Investments in Foreign Subsidiaries and Dependence	57,914	50,193	45,345
Derivatives	125,495	150,538	231,240
Others	25,866	10,521	23,619
Total	257,937	228,434	653,506
Liabilities:
Funding in foreign currency	61,173	59,416	390,418
Derivatives	147,911	169,136	262,396
Others	39,972	0	1,007
Total	R$ 249,057	R$ 228,552	R$ 653,821